Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - MXN ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 2,524,000,000	$ 9,000,000
2020
Disclosure of detailed information about financial instruments [line items]
Notional Amount		4,365,000,000
Derivative financial instruments liability		(142,000,000)
Derivative financial assets		0
Cash flow hedges | Treasury Lock contracts
Disclosure of detailed information about financial instruments [line items]
Notional Amount		10,365,000,000
Derivative financial instruments liability		0
Derivative financial assets		102,000,000
Cash flow hedges | Aluminum price contracts | 2020
Disclosure of detailed information about financial instruments [line items]
Notional Amount		394,000,000
Derivative financial instruments liability		(1,000,000)
Derivative financial assets		5,000,000
Cash flow hedges | Aluminum price contracts | 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount	695,000,000
Derivative financial instruments liability	0
Derivative financial assets	125,000,000
Cash flow hedges | Aluminum price contracts | 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount	99,000,000
Derivative financial instruments liability	0
Derivative financial assets	17,000,000
Cash flow hedges | PX+MEG (in millions of pesos) | 2020
Disclosure of detailed information about financial instruments [line items]
Notional Amount		320,000,000
Derivative financial instruments liability		(28,000,000)
Derivative financial assets		0
Cash flow hedges | PX+MEG (in millions of pesos) | 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount	729,000,000
Derivative financial instruments liability	(65,000,000)
Derivative financial assets	0
Cash flow hedges | Sugar price contracts | 2020
Disclosure of detailed information about financial instruments [line items]
Notional Amount		1,554,000,000
Derivative financial instruments liability		(18,000,000)
Derivative financial assets		71,000,000
Cash flow hedges | Sugar price contracts | 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,260,000,000	98,000,000
Derivative financial instruments liability	(18,000,000)	0
Derivative financial assets	275,000,000	$ 15,000,000
Cash flow hedges | Sugar price contracts | 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount	366,000,000
Derivative financial instruments liability	0
Derivative financial assets	$ 70,000,000